Hartford Life Insurance Company Separate Account Two:

Director Epic Plus (Series I and IR)	File No. 333-105253
Director Epic Outlook (Series I and IR)	File No. 333-105266

Hartford Life and Annuity Insurance Company Separate Account One:

Director Epic Plus (Series I and IR)	File No. 333-105255
Director Epic Outlook (Series I and IR)	File No. 333-105267

Supplement Dated December 6, 2007 to your Prospectus Dated May 2, 2007

Supplement Dated December 6, 2007 to your Prospectus

All references to “IA” shares in the section entitled “The Funds” is deleted and replaced with “IB.”

This supplement should be retained with the prospectus for future reference.

HV-6168